Inventories	9 Months Ended
Sep. 30, 2023
Inventories
Inventories

8.Inventories

	September 30,	December 31,
	2023	2022
	(Unaudited)
Crude oil (1)	5,354,131	5,971,109
Fuels and petrochemicals (2)	3,073,856	3,241,154
Materials for goods production	2,928,486	2,667,771
	11,356,473	11,880,034
(1)	The variation mainly corresponds to a higher level of deliveries of inventories in transit.
(2)	The variation mainly corresponds to the lower level of imported products due to better operations in refineries, which decrease the weighted valuation.